SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

24.	SUBSEQUENT EVENTS

On January 23, 2026, the Company raised gross proceeds of $150,000,000 from the issuance of 20,689,656 common shares through a brokered registered direct offering at a price $7.25 per common share. The Company paid approximately $7,585,000 in fees related to this offering.